Summary of Significant Accounting Policies (Details)			3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	May 10, 2021 USD ($) a	May 05, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jun. 24, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Description of company agreed to contribute				the Company agreed to contribute $600,000 to acquire a 50% membership interest in Norman Berry II Owner LLC (“Norman Berry”). The Company contributed $350,329 and $114,433 of the initial $600,000 in the second quarter and third quarter of 2021 respectively, with the remaining $135,183 funded in the fourth quarter of 2021.			On May 31, 2021, the Company agreed to contribute $600,000 to acquire a 50% membership interest in Norman Berry II Owner LLC (“Norman Berry”). The Company contributed $350,329 and $114,433 of the initial $600,000 in the second quarter and third quarter of 2021 respectively, with the remaining $135,183 funded in the fourth quarter of 2021.
Non-dilutable equity interest									10.00%
Company contributed amount									$ 3,000,000
Equity interest percentage									10.00%
Transfer of land to assets held for sale					$ 3,576,130		$ 3,576,130
Land			$ 1,190,655	1,190,655		3,576,130	1,190,655
Project development costs				$ 824,231			$ 820,696
Assets Held For Sale

Assets Held For Sale — During 2022, management implemented a plan to sell Lago Vista, which meets all of the criteria required to classify it as an Asset Held For Sale. Including the project development costs associated with Lago Vista of $824,231, the book value is now $4,400,361 as of September 30, 2023.

							Assets Held For Sale — During 2022, management implemented a plan to sell Lago Vista, which meets all of the criteria required to classify it as an Asset Held For Sale. Including the project development costs associated with Lago Vista of $820,696, the book value is now $4,396,826
Assets held for sale			4,400,361	$ 4,400,361			$ 4,396,826
Company contributed additional amount			25,000	25,000
Cash and cash equivalents on hand			33,365	33,365			720
Worth of computers and software			3,805	3,805
Depreciation			75	75
Intangible assets			$ 22,210	$ 22,210
Amortized over				5 years
JDI-Cumberland Inlet, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-dilutable equity interest									10.00%
Oklahoma and Georgia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transfer of land to assets held for sale		$ 3,576,130
Company acquired properties					893,785			$ 893,785
Land					$ 296,870			$ 296,870
Lago Vista [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transfer of land to assets held for sale	$ 3,576,130
Project development costs				$ 824,231			$ 820,696
Acre Lake Travis project site (in Acres) | a	50